Annual Total Returns- Vanguard Emerging Markets Government Bond Index Fund (Institutional) [BarChart] - Institutional - Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	9.91%	8.47%	(2.80%)	14.02%	5.82%